Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Convertible Preferred Stock [Member]
Stock issuance costs		$ 30,972	$ 46,766	$ 361,201
Chardan Healthcare Acquisition 2 Corp. [Member]
Sales of Units	8,622,644		8,622,644
Sale of private placement warrants	3,500,000		3,500,000